Annual Operating Expenses - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Nov. 08, 2023
Fidelity Advisor Multi-Asset Income Fund - Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Acquired fund fees and expenses	0.08%	[1]
Total annual operating expenses	1.08%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Acquired fund fees and expenses	0.08%	[1]
Total annual operating expenses	1.07%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.08%	[1]
Total annual operating expenses	1.84%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.08%	[1]
Total annual operating expenses	0.84%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.08%	[1]
Total annual operating expenses	0.74%	[1]

[1]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 1.01%, 0.99%, 1.76%, 0.76% and 0.66% for Class A, Class M, Class C, Class I and Class Z, respectively.